3. SIGNIFICANT ACCOUNTING POLICIES: Other Current Assets (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Other Current Assets

Other Current Assets

ZenaTech contracted Maxim Group services related to the Company’s listing on a relevant stock exchange in February 2024. Maxim Group’s services are for one year. The Company paid the retainer fee of $25,000 USD in cash and issued 333,334 shares of common stock, which is earned over the one-year contract.

ZenaTech had an amount of $319,892 in other current assets as of December 31, 2024, representing $800,000 in accrued expense for Maxim Group less the corresponding expense for the ten and a half months of 2024. Upon listing the Company shall allow Maxim Group to purchase shares up to 7% of the shares underlying the securities issued in Financing, pay a cash fee of $250,000 upon the closing of the Company’s next financing, and issue 166,667 shares of the Company’s common stock. The Company created a yearly accrual for $800,000 representing 166,667 shares at the current share trading price of $4.80 per share or $3.54 USD and expensed each month until December 2024. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3559 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of July 1, 2024.

The Company had $23,733 other current assets as of December 31, 2023 representing $14,471 deferred taxes for TillerStack and other tax related amounts.